Trade and other receivables	9 Months Ended
Mar. 31, 2012
Receivables [Abstract]
Trade and other receivables

6.            Trade and other receivables

Trade and other receivables are comprised primarily of IVA value added tax credits refundable from the Government of Mexico which is currently calculated as 16% of expenditures in Mexico. Though Kimber has been experiencing delays in obtaining IVA refunds, Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. As at March 31, 2012, IVA of $220,414 (June 30, 2011; $180,910) has been outstanding for more than one year. All other receivables are aged within one year. On May 8, 2012, Kimber received an IVA refund of $408,252.

	March 31,	June 30,
	2012	2011
	$	$

IVA tax receivable	2,012,283	1,009,003
HST receivable	52,060	58,928
Other receivables	5,743	10,863
	2,070,086	1,078,794